UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2008

Check here if Amendment [ ];  Amendment Number:
   This Amendment (Check only one.):[ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:         Apis Capital Advisors, LLC
Address:      53 Forest Avenue, Suite 103
              Old Greenwich, CT 06870


Form 13F File Number: ________________________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:         Steven Werber, Jr.
Title:        Managing Member
Phone:        203-409-6303

Signature, Place, and Date of Signing:

/s/ STEVEN A. WERBER, JR.         Old Greenwich, CT                5-21-08
---------------------------      ---------------------         ----------------
        [Signature]                  [City, State]                  [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                        0
                                                    ------------
Form 13F Information Table Entry Total:                  18
                                                    ------------
Form 13F Information Table Value Total:               $233,238
                                                    ------------
                                                     (thousands)
List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. NONE.



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

                                                                        Shares/
                                                            Value x       PRN   SH/  PUT /  Investment   Other      Voting Authority
Security                      SECURITY_TYP    ID_CUSIP        1000      Amount  PRN  CALL   Discretion  Managers  Sole   Shares None
--------------------------    ------------    ---------   -----------  -------- ---  -----  ----------  --------  -----  ------ ----
BUNGE LIMITED. ORD CMN        Common Stock    G16962105     $6,111.37     52087 SH            Yes        No        52087
ORCKIT COMMUNICATIONS
  LTD CMN                     Common Stock    M7531S206     $1,035.09    139500 SH            Yes        No       139500
AGCO CORP                     Common Stock    001084102    $15,977.94    270400 SH            Yes        No       270400
ACORDIA THEURAPEUTICS
  INC.                        Equity Option   00484M9GE     $1,401.98      6231 SH   Call     Yes        No         6231
ALEXION PHARMACEUTICALS,
  INC.                        Common Stock    015351109    $28,280.67    400066 SH            Yes        No       400066
ALEXION PHARMACEUTICALS,
  INC.                        Equity Option   015351109     $1,466.22      3033 SH   Call     Yes        No         3033
ALFACELL CORPORATION          Common Stock    015404106       $142.99     70437 SH            Yes        No        70437
BIOSPECIFICS TECHNOLOGIES
  CORP                        Common Stock    090931106     $3,769.88    314157 SH            Yes        No       314157
Calgon Carbon Corporation     Common Stock    129603106    $18,050.17    975685 SH            Yes        No       975685
KHD Humboldt Wedag
  International Ltd.          Common Stock    482462108    $53,338.94   1726738 SH            Yes        No      1726738
ONYX PHARMACEUTICALS INC
  CMN                         Common Stock    683399109    $17,008.31    453918 SH            Yes        No       453918
POTASH CORPORATION OF
  SASKATCHEWAN INC.           Common Stock    73755L107    $15,770.89     77100 SH            Yes        No        77100
RICK'S CABARET INTL INC       Common Stock    765641303     $5,118.30    208400 SH            Yes        No       208400
SHANDA INTERACTIVE-
  SPON ADR                    ADR             81941Q203     $5,519.68    146800 SH            Yes        No       146800
STREETTRACKS GOLD TRUST       ETF             863307104    $36,835.28    423394 SH            Yes        No       423394
UNITED THERAPEUTICS CORP
  CMN                         Common Stock    91307C102    $16,590.68    182155 SH            Yes        No       182155
UNITED THERAPEUTICS CORP
  CMN                         Equity Option   91307C102     $1,184.18       586 SH   Call     Yes        No          586
VARIAN SEMICONDUCTOR
  EQUIPMENT ASSOCIATES        Common Stock    922207105     $5,635.57    138500 SH            Yes        No       138500


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